September 4, 2007
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E., Mail Stop 3720
Washington, DC 20549

Re:	Constant Contact, Inc. Amendment No. 1 to Registration Statement on Form S-1 Filed August 15, 2007 File No. 333-144381
Ladies and Gentlemen:
On behalf of Constant Contact, Inc. (the “Company”), submitted herewith for filing is Amendment No. 2 (“Amendment No. 2”) to the Registration Statement referenced above (the “Registration Statement”).
Amendment No. 2 is being filed in response to comments contained in the letter dated August 29, 2007 from Kathleen Krebs of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to Gail F. Goodman, the Company’s Chief Executive Officer. The responses set forth below are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by the Company. The responses are keyed to the numbering of the comments and the headings used in the Staff’s letter. Where appropriate, the Company has responded to the Staff’s comments by making changes to the disclosure in the Registration Statement as set forth in Amendment No. 2. Page numbers referred to in the responses reference the applicable pages of Amendment No. 2.
On behalf of the Company, we advise you as follows:
Executive Compensation, page 68
Compensation Discussion and Analysis, page 68
Components of Our Executive Compensation Package, page 70
1.	We note your response to comment 33 in our letter dated August 3, 2007. Please expand your disclosure to address how the performance results for each cash incentive bonus element support the compensation awarded to each executive officer. For example, explain how you applied the minimum targets and accelerators for average monthly

Securities and Exchange Commission
September 4, 2007

revenue growth to the results achieved to arrive at the amount of cash incentive bonus awarded to each executive officer. Specifically disclose the percentage of each executive officer’s salary that the cash incentive bonus represented.
Response:	The Company has revised the disclosure on pages 72 to 73 of the prospectus in response to the Staff’s comment.
2.	We note your response to comment 35 in our letter dated August 3, 2007. Please revise to provide a more comprehensive analysis as to why, based on your particular facts and circumstances, disclosure of each performance target would cause you competitive harm. As merely one example, you should address why disclosure of targets for a now-expired fiscal year that are similar to categories of information contained in your registration statement and publicly-available financial statements would cause the company competitive harm under the company’s particular facts and circumstances.
Response:	The Company has revised the disclosure on pages 71 to 72 of the prospectus in response to the Staff’s comment to include the actual quarterly average monthly revenue growth and cash flow targets for 2006.

The Company, however, continues to believe that Instruction 4 to Regulation S-K Item 402(b) is applicable to the 2007 performance criteria because the quantitative financial targets incorporated into the 2007 executive incentive plan (i.e., average monthly revenue growth (“AMRG”) and earnings before interest, taxes, depreciation and amortization (“EBITDA”)) are sensitive and confidential financial data, the disclosure of which would result in competitive harm to the Company. As discussed below, the Company believes that the 2007 financial performance targets reflect unique economic aspects of the Company’s business.

Disclosure of the 2007 quarterly AMRG target, which reflects the importance of recurring revenue to the Company’s business model and management’s current internal views on this metric, would enable competitors and other third parties to calculate with certainty the Company’s quarterly and annual revenue targets for 2007. For example, to determine the first quarter 2007 revenue target, a third party would simply take 2006 fourth quarter reported revenue and add to that the AMRG target for the first quarter of 2007 multiplied by three. Revenue targets for the year and also each succeeding quarter could then be determined in the same manner by using the disclosed AMRG targets for the second, third and fourth quarters. If any revenue growth targets for the current fiscal year were to be disclosed, the Company’s competitors would gain insight

Securities and Exchange Commission
September 4, 2007

into the Company’s business model and business outlook and could use this information to compete more effectively with the Company. In addition, disclosure of the 2007 quarterly AMRG targets together with the disclosure of the 2007 quarterly EBITDA targets would enable a competitor to calculate the Company’s planned quarterly expenses, as discussed below.

Disclosure of the 2007 quarterly EBITDA targets would provide competitors and other third parties valuable insight regarding the Company’s profitability forecasts. The Company’s historic lack of profitability is often referenced by industry commentators and used by competitors to compete against Company. To the extent that future EBITDA targets are disclosed, this competitive tactic could perhaps be more effective. In addition, when combined with the disclosure of the 2007 quarterly AMRG targets, from which quarterly and annual revenue targets can be derived, knowledge of the 2007 quarterly EBITDA targets would enable a third party to make certain assumptions and estimates and infer with a high degree of accuracy the Company’s 2007 quarterly expenses. In particular, the Company views its planned quarterly sales and marketing expenditures as highly sensitive, competitive information. The Company believes that the amount and timing of its sales and marketing expenditures represent a key strategic decision because there is a direct correlation between those expenditures and customer growth, which in turn leads to revenue growth. Also, sales and marketing expense, as a percentage of revenue, is historically the largest expense category and will likely continue to be the largest expense category in the future. If a competitor were able to determine the Company’s planned quarterly sales and marketing expenditures, a competitor could alter its own sales and marketing expenditures or the timing of those expenditures to compete more effectively against the Company. For example, a competitor could alter the timing of its purchases of online advertising, such as pay-per-click, and other forms of advertising, to coincide with a period when the Company intended to increase or reduce its advertising expenditures.

Set forth below is a description of the method a third party could use to calculate the Company’s planned sales and marketing expenditures for a current quarter when current quarter AMRG and EBITDA are disclosed. This description assumes that the third party is calculating first quarter sales and marketing expenses. Subsequent quarterly sales and marketing expenses can be calculated in the same manner.
A.	Using Q4 reported revenue and the Q1 disclosed AMRG target, calculate Q1 projected revenue (as described above).

B.	Estimate Q1 cost of revenue based on historical cost of revenue as a percentage of revenue. This percentage has remained relatively stable over time.

Securities and Exchange Commission
September 4, 2007

C.	Estimate Q1 research and development (R&D) expense and Q1 general and administrative (G&A) expense based on historical R&D and G&A expenses as a percentage of revenue. These percentages have remained relatively stable over time.

D.	Estimate Q1 non-cash compensation expense and Q1 depreciation expense by calculating the revenue growth rate between Q4 and Q1 and applying this same growth rate to the Q4 reported non-cash compensation expense and depreciation expense. These expense categories are generally not significant and any variances from actual expenditures would generally not be material.

E.	Take result in A (Q1 estimated revenue) and subtract B (Q1 estimated cost of revenue) and C (Q1 estimated R&D and G&A expenses) and add D (Q1 estimated non-cash compensation expense and depreciation expense) (A — B — C + D).

F.	The difference between E and Q1 disclosed EBITDA represents an estimate of the Company’s Q1 sales and marketing expenses.
In order to assist the Staff in reviewing the Company’s position, the Company is supplementally providing to the Staff in spreadsheet format (using assumed AMRG and EBITDA numbers) an example of the analysis described above.

The Company also advises the Staff that it treats its internal financial performance targets as confidential, and has not in the past disclosed them publicly and does not plan to do so in the future. In particular, these internal financial targets may give added incentive to several larger, sophisticated enterprises to enter the Company’s target market and compete directly with the Company. Public disclosure of these economic metrics would provide the Company’s competitors with significant information about the Company’s current and future financial outlook. In addition, the Company notes that if the Company’s internal financial forecasts were made public and the Company failed to attain these forecasts for a particular fiscal period, that fact could be used against the Company by its competitors and by its investors, whose unrealistic expectations were established by relying on financial targets that represented the internal goals of management and the board of directors.
3.	Please discuss the reasons for the changes in the target bonus awards, as a percentage of base salary, for 2007 for each executive officer.

Securities and Exchange Commission
September 4, 2007

Response:	The Company has revised the disclosure on page 73 of the prospectus in response to the Staff’s comment.
Principal and Selling Stockholders, page 86
4.	Please revise to identify the natural person or persons having voting and/or dispositive powers over the shares held by non-natural entities listed under “Other Selling Stockholders,” to the extent they are not widely-held.
Response:	The Company has revised the disclosure on pages 88 to 89 of the prospectus in response to the Staff’s comment to identify the natural person or persons having voting and/or dispositive powers over the shares held by non-natural entities listed under “Other Selling Stockholders.”
5.	Tell us whether any of the selling stockholders are broker-dealers or affiliates of broker-dealers. We may have further comments.
Response:	The Company has requested that all selling stockholders disclose to the Company if they are registered broker-dealers or affiliates of broker-dealers. As of the date of this letter, none of the selling stockholders has disclosed to the Company that it is a registered broker-dealer or affiliate of a broker-dealer.
Summary Financial Information, page 6 and
Unaudited Pro forma Financial Information, page F-8
6.	We have considered your response to prior comment 38. Please tell us the basis for your assumption that the outstanding preferred stock warrants will not be exercised prior to the closing of the offering. Also explain how this adjustment meets the factually supportable criteria in Rule 11-02(b) (6) of Regulation S-X. We note that the warrants have an exercise price of $0.50, the underlying preferred stock converts into common stock on a 1:1 basis and the warrants are subject to antidilution provisions.
Response:	The Company acknowledges the Staff’s comment and, based on

Securities and Exchange Commission
September 4, 2007

the expectation that the warrant will be exercised prior to the closing of the underwritten offering of the Company’s equity securities, the Company has revised the pro forma financial information in Amendment No. 2 to reflect the assumed probable exercise of the preferred stock warrant and the related assumed proceeds.
     Notes to Financial Statements
7.	Please consider revising Notes 3, 4, 7 and 8 to update the information for the six months period ended June 30, 2007.
Response:	The Company has updated Notes 3, 4 and 8 to the financial statements in the prospectus to include the applicable information as of and for the six months ended June 30, 2007. The Company supplementally advises the Staff that Note 7 to the financial statements has not been updated because there has been no significant change to the composition of the gross deferred tax assets and liabilities and the Company continues to provide a valuation allowance for the full amount of its deferred tax assets.
Exhibits
8.	We have reviewed the draft legal opinion you provided to us in response to comment 7 in our letter dated August 3, 2007. We note the reference in the draft opinion to the General Corporation Law of the State of Delaware. Please have counsel revise the opinion to reflect, or confirm to us, that it concurs with our understanding that the reference and limitation to the General Corporation Law of the State of Delaware includes the statutory provisions and also applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws. If counsel chooses to confirm this to us, please file counsel’s confirmation as correspondence on the EDGAR system.
Response:	Wilmer Cutler Pickering Hale and Dorr LLP hereby confirms to the Staff that the reference made in its draft opinion to the General Corporation Law of the State of Delaware includes the statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws.
*  *  *  *  *
     If you require additional information, please telephone either the undersigned at the telephone number indicated on the first page of this letter, or Mark G. Borden of this firm at (617) 526-6675.

Securities and Exchange Commission
September 4, 2007

Very truly yours,

/s/ Philip P. Rossetti

Philip P. Rossetti

Enclosure:	Sample Calculation to Derive Quarterly Sales and Marketing Expenses

cc:	Gail F. Goodman, Constant Contact, Inc.
Robert P. Nault, Esq., Constant Contact, Inc.
 Steven R. Wasserman, Constant Contact, Inc.
 Mark G. Borden, Esq., WilmerHale
John R. Utzschneider, Esq., Bingham McCutchen LLP

Response to Comment #2
Sample Calculation to Derive Quarterly Sales and Marketing Expenses

	Q4 2006		Q1 2007		Steps per
	Actual		Imputed		Response
($ in 000’s)	Results	% Revenue	Results	% Revenue	Letter
Revenue	$8,484	100%	$8,964	100%	A	Calculated by taking Q4 actual and adding the sum of the AMRG x 3
Cost of Revenue	$2,409	28%	$2,545	28%	B	Imputed by using the 2006 percentage

Gross Profit	$6,075	72%	$6,419	72%

R&D	$1,868	22%	$1,974	22%	C	Imputed by using the 2006 percentage
Sales & Marketing	$6,844	81%	$6,035	67%	F	Inferred
G&A	$911	11%	$963	11%	C	Imputed by using the 2006 percentage

Operating Income	$(3,548)	-42%	$(2,553)	-28%

Depreciation	$478	6%	$505	6%	D	Imputed by multiplying Q4 actual by revenue growth %
Non-cash Stock Compensation	$45	1%	$48	1%	D	Imputed by multiplying Q4 actual by revenue growth %

EBITDA	$(3,025)	-36%	$(2,000)	-22%		Provided

			Q1 2007
Example of Q1 AMRG Target			$160
Example of Q1 EBITDA Target			$(2,000)
Can calculate actual revenue projection
Can impute with high degree of accuracy cost of revenue, R&D, G&A, Depreciation and non-cash compensation expense.
Can then infer target sales and marketing spending, which is the company’s key strategic decision.